Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Non-Employee Stock-Based Compensation Costs

The Company recognized the following amounts in total non-employee stock-based compensation costs in relation to the Stock Consideration issued for the technology purchase agreements for the nine and three months ended September 30, 2025 and 2024:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2025	2024	2025	2024
Stock Consideration – Total Expensed	$199,089	$—	$—	$—
Stock Consideration – Total Capitalized	$389,171	$—	$—	$—

The Company recognized the following amounts in non-employee equity-classified stock-based compensation costs for the nine and three months ended September 30, 2025 and 2024:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2025	2024	2025	2024
Equity-Classified Awards – Expensed	$159,091	$—	$—	$—
Equity-Classified Awards – Capitalized	$312,500	$—	$—	$—

The Company recognized the following amounts in non-employee liability-classified stock-based compensation costs for the nine and three months ended September 30, 2025 and 2024:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2025	2024	2025	2024
Liability-Classified Awards – Expensed	$39,998	$—	$—	$—
Liability-Classified Awards – Capitalized	$76,671	$—	$—	$—